Average Annual Total Returns{- Franklin Emerging Market Debt Opportunities Fund} - Franklin Emerging Market Debt Opportunities Fund-17 - Franklin Emerging Market Debt Opportunities Fund	Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Advisor Class After Taxes on Distributions Past 1 year	Advisor Class After Taxes on Distributions Past 5 years	Advisor Class After Taxes on Distributions Past 10 years	Advisor Class After Taxes on Distributions and Sales Past 1 year	Advisor Class After Taxes on Distributions and Sales Past 5 years	Advisor Class After Taxes on Distributions and Sales Past 10 years	JP Morgan EMBI Global Diversified Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	JP Morgan EMBI Global Diversified Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	JP Morgan EMBI Global Diversified Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	JP Morgan EMBI Global Diversified ex-GCC Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	JP Morgan EMBI Global Diversified ex-GCC Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		JP Morgan EMBI Global Diversified ex-GCC Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	JP Morgan GBI-EM Broad Diversified Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	JP Morgan GBI-EM Broad Diversified Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	JP Morgan GBI-EM Broad Diversified Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	ICE BofA Emerging Market Corporate Plus (USD Hedged) Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	ICE BofA Emerging Market Corporate Plus (USD Hedged) Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	ICE BofA Emerging Market Corporate Plus (USD Hedged) Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	9.90%	5.88%	6.09%	6.86%	3.74%	3.75%	5.88%	3.60%	3.76%	15.04%	6.24%	6.90%	14.46%	7.47%	[1]		12.21%	3.11%	3.12%	12.67%	5.78%	6.29%

[1]	1. Since inception December 31, 2015.